Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 30, 2016
Fasanara Capital Absolute Return Multi-Asset Fund | Institutional Shares
Prospectus:
Trading Symbol	FCXIX